SHAREHOLDERS' CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of classes of share capital

	2017		2016
	Number	Amount ($000s)	Number	Amount ($000s)
Common shares, opening balance	49,317,166	$1,068,084	38,392,782	$1,000,100
Shares issued on settlement of share-based compensation	60,860	289	55,953	285
Share issue costs on property acquisition, net of tax effect	—	—	—	(98)
Issued for cash on equity issue (1)	—	—	6,758,916	40,400
Share issue costs on equity issue, net of tax effect	—	4	—	(1,781)
Shares issued for property acquisition	—	—	4,109,515	29,178
Balance, end of year	49,378,026	$1,068,377	49,317,166	$1,068,084
(1) In August 2016, Bellatrix issued 5,000,000 subscription receipts at a price of $6.00 per subscription receipt for total gross proceeds of $30 million. Proceeds were used to reduce indebtedness under the Company’s credit facilities. Additionally, in October 2016, Bellatrix issued 1,694,915 common shares on a “flow-through” basis in respect of Canadian Development Expenses (“CDE”) at a price of $5.90 per share resulting in gross proceeds of $10 million.